Note 7 - Pensions and Other Postretirement Benefits (Details) - Assumptions Used	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Assumptions Used [Line Items]
Discount rate	3.45%	4.30%
Rate of compensation increase	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.30%	4.30%
Expected long term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%
Postretirement Benefits [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Assumptions Used [Line Items]
Discount rate	3.60%	4.50%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.50%	3.20%